Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Registrant Name	dei_EntityRegistrantName	PIMCO ETF Trust
CIK	dei_EntityCentralIndexKey	0001450011
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	May 19, 2023
Effective Date	dei_DocumentEffectiveDate	May 19, 2023
Prospectus Date	rr_ProspectusDate	May 19, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A